Consolidation scope (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021 entity	Dec. 31, 2021 entity
Consolidation scope
Number of entities	1,140	1,140
Total Gabon
Consolidation scope
Group interest, fully consolidated (as a percent)	58.00%
Investments accounted for using equity method
Consolidation scope
Number of entities	160	160
Exploration & Production | Angola Block 14 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		50.01%
Exploration & Production | Brass Holdings B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Congo Forest Company (CFC)
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Deer Creek Pipelines Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		75.00%
Exploration & Production | E.F. Oil And Gas Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Elf E&P
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Elf Exploration UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Elf Petroleum Iran
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Elf Petroleum UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Mabruk Oil Operations
Consolidation scope
Group interest, fully consolidated (as a percent)		49.02%
Exploration & Production | Stogg Eagle Funding B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Tepkri Sarsang A/S
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total (BTC) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total Abu Al Bu Khoosh
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total Austral
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total Denmark ASW Pipeline Aps
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TOQAP Guyana B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		60.00%
Exploration & Production | Total Dolphin Midstream
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Absheron B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Al Shaheen A/S
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Algerie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Algerie Berkine A/S
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Americas, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Angola Block 15/06
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Angola Block 16
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Angola Block 16 Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Angola Block 29
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Angola Block 33
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Angola Block 39
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Azerbaijan B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Bolivie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Canada Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Chine
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Chissonga
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Colombie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Congo
Consolidation scope
Group interest, fully consolidated (as a percent)		85.00%
Exploration & Production | Total E&P Cote d'Ivoire CI - 514
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Cyprus B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Dolphin Upstream
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Dunga GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P East El Burullus Offshore B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Egypt Block 2 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Egypt Offshore Western Desert B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Egypte
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Golfe Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Guyane Francaise
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Holdings UAE B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Anchor, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Jutland Denmark B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Harir) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Safen) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq (Taza) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Kurdistan Region of Iraq B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Liban S.A.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Libye
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Lower Zakum B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P M2 Holdings Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Mauritania Block C18 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Mauritania Block C9 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Mauritania Blocks DW B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Mauritanie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Mozambique B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Myanmar
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Jack LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P New Ventures Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Participations Petrolieres Congo
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Philippines B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Qatar
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P RDC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Research & Technology USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Services China Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P South Pars
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P South Sudan
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Syrie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Tajikistan B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Thailand
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Timan-Pechora LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P UAE Unconventional Gas B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Uganda B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Umm Shaif Nasr B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P USA Oil Shale, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P Waha Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total E&P US Well Containment, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total East Africa Midstream B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Italia S.p.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Kazakhstan
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Denmark ASW Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies E&P North Sea UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies E&P UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP (Brunei) B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Angola
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Angola Block 17.06
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Angola Block 25
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Angola Block 32
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Angola Block 40
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Angola Block 48 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Angola Blocks 20-21
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Asia Pacific Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Bulgaria B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Cambodge
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Company UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Cote d'Ivoire B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Cote d'Ivoire S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Danmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Danmark A/S - CPH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Europe Continentale Asie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP France
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Gastransport Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Greece B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Guyana B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Holdings Russia
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP International K1 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP International K2 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP International K3 Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP International Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Iran B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Iraq
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Kenya B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Malaysia
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP M'Bridge B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Namibia B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater A Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater B Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater C Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater D Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater E Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater F Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater G Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nigeria Deepwater H Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nigeria Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Nigeria S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Norge AS
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Oman S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Petroleum Angola
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Pipelines Danmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Profils Petroliers
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Qatar
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Ratawi Hub
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Russie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Sao Tome and Principe B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Senegal
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Services Brazil B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP South Africa B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP South Africa Block 567 (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Suriname B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Venezuela B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Well Response
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Yemen
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies EP Yemen Block 3 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Holdings Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies LNG Supply Services USA
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Nature Based Solutions
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Nature Based Solutions II
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Nederland Facilities Management B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Offshore GB Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Offshore UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Petroleo & Gas Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Shipping Brazil B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Termokarstovoye S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Upstream Danmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Upstream Nigeria
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | TotalEnergies Upstream UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total Gabon
Consolidation scope
Group interest, fully consolidated (as a percent)		58.28%
Exploration & Production | Total Gass Handel Norge AS
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total Holding Dolphin Amont
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total Oil and Gas South America
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total Pars LNG
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total South Pars
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Total Venezuela
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Uintah Colorado Resources, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		66.67%
Exploration & Production | Unitah Colorado Resources II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Exploration & Production | Ypergas S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		37.33%
Exploration & Production | Abu Dhabi Gas Industries Limited
Consolidation scope
Group interest, equity method (as a percent)		15.00%
Exploration & Production | Angola LNG Supply Services, LLC
Consolidation scope
Group interest, equity method (as a percent)		13.60%
Exploration & Production | Bonny Gas Transport Limited
Consolidation scope
Group interest, equity method (as a percent)		15.00%
Exploration & Production | Brass LNG Limited
Consolidation scope
Group interest, equity method (as a percent)		20.48%
Exploration & Production | Dolphin Energy Limited
Consolidation scope
Group interest, equity method (as a percent)		24.50%
Exploration & Production | Gas Investment and Services Company Limited
Consolidation scope
Group interest, equity method (as a percent)		10.00%
Exploration & Production | Moattama Gas Transportation Company Limited
Consolidation scope
Group interest, equity method (as a percent)		31.24%
Exploration & Production | Norpipe Oil A/S
Consolidation scope
Group interest, equity method (as a percent)		34.93%
Exploration & Production | Norpipe Petroleum UK Limited
Consolidation scope
Group interest, equity method (as a percent)		45.22%
Exploration & Production | Norpipe Terminal Holdco Limited
Consolidation scope
Group interest, equity method (as a percent)		45.22%
Exploration & Production | Norsea Pipeline Limited
Consolidation scope
Group interest, equity method (as a percent)		45.22%
Exploration & Production | North Oil Company
Consolidation scope
Group interest, equity method (as a percent)		30.00%
Exploration & Production | Novatek
Consolidation scope
Group interest, equity method (as a percent)		19.40%
Exploration & Production | Pars LNG Limited
Consolidation scope
Group interest, equity method (as a percent)		40.00%
Exploration & Production | Private Oil Holdings Oman Limited
Consolidation scope
Group interest, equity method (as a percent)		10.00%
Exploration & Production | Terneftegaz JSC
Consolidation scope
Group interest, equity method (as a percent)		58.89%
Percentage of control in associate or joint venture		49.00%
Integrated Gas, Renewables and Power | Centrale Solaire Pouy Negue 2
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Abarloar Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Alcad AB
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Blue Raven Solar Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Anayet Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Anclote Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Ancora Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Andromeda Solarbay HP S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Armada Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Amura Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Arbotante Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Alamo Solarbay S.L.U
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Albatross Software, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Atolon Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Auriga Generacion S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Baser Comercializadora de Referencia
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Bassin Du Capiscol
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Beauce Oratorienne
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biogaz Breuil
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biogaz Chatillon
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biogaz Corcelles
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biogaz Epinay
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biogaz Libron
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biogaz Milhac
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biogaz Soignolles
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biogaz Torcy
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biogaz Vert Le Grand
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biogaz Viriat
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | BioPommeria S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | BioBearn S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | BioGasconha S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Bioroussillon S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Biovilleneuvois S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | BSP Class B Member HoldCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | BSP Holding Company, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | BSP II Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Blue Raven Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | BRS Field Ops Nevada, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | BRS Field Ops, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | BRS Setter, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Cefeo Solar S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centaurus Environment S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Myrtle Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Estarac 2
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire 2
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Du Centre Ouest
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Cogenra Solar, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Centrale Solaire De Cazedarnes
Consolidation scope
Group interest, fully consolidated (as a percent)		75.00%
Integrated Gas, Renewables and Power | Centrale Solaire Forum Laudun
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Les Cordeliers
Consolidation scope
Group interest, fully consolidated (as a percent)		83.98%
Integrated Gas, Renewables and Power | Centrale Solaire Les Cordeliers 2
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Ombrieres Cap Agathois
Consolidation scope
Group interest, fully consolidated (as a percent)		83.98%
Integrated Gas, Renewables and Power | Centrale Solaire Plateau De Pouls
Consolidation scope
Group interest, fully consolidated (as a percent)		51.00%
Integrated Gas, Renewables and Power | Centrale Solaire Quinipily 2
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Zabo 2
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Cerezo Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Cidra Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | DAJA 154
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | DAJA 160
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Danish Fields Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Eclipse Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Edelweis Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Eole Boin
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Eole Fonds Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Eole Grand Maison
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Eole La Montagne
Consolidation scope
Group interest, fully consolidated (as a percent)		87.60%
Integrated Gas, Renewables and Power | Eole La Perriere S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Les Vents de la Moivre 2
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Les Vents de la Moivre 3
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Les Vents de la Moivre 4
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Les Vents de la Moivre 5
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Eole Morne Carriere
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Eole Morne Constant
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Eole Yate
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Eole Dadoud
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Fast Jung KB
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Falla Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Fluxsol
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Frieman & Wolf Batterietechnick GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Fonroche Energies Renouvelables S.A.S
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Gfs I Holding Company, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Glaciere De Palisse
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Global LNG Armateur S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Global LNG Downstream S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Global LNG North America Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Global LNG S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Golden Fields Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Goodfellow Solar III, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Greenflex Actirent Group, S.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Goodfellow Solar Construction, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Go Electric
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Greenflex S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | GridVault DR1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Grillete Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio 100 Kw
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio 974 Sol 1
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio 974 Toiture 2
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio Fonds Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio L'R
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio Moindah
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio Plaine des Gaiacs
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio Saint Benoit
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio Tontouta
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio Wabealo
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helix Project III, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Helix Project V, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | G.K. Succeed Tsu Haze
Consolidation scope
Group interest, fully consolidated (as a percent)		90.00%
Integrated Gas, Renewables and Power | Hetty
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Hydromons
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Institut Photovoltaique D'Ile De France (IPVF)
Consolidation scope
Group interest, fully consolidated (as a percent)		43.00%
Integrated Gas, Renewables and Power | JDA Overseas Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Jmcp
Consolidation scope
Group interest, fully consolidated (as a percent)		50.05%
Integrated Gas, Renewables and Power | JOBS Tugboat, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | LA Basin Solar I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | La Compagnie Electrique De Bretagne
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Lampiris S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Lanuza Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Lemoore Stratford Land Holdings IV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Les Vents De Nivillac
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Lincoln Solar Star, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Luce Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Margeriaz Energie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Marysville Unified School District Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Mauricio Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Methanergy
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Moz LNG1 Co-Financing Company
Consolidation scope
Group interest, fully consolidated (as a percent)		26.50%
Integrated Gas, Renewables and Power | Moz LNG1 Financing Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		26.50%
Integrated Gas, Renewables and Power | Moz LNG1 Holding Company Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		26.50%
Integrated Gas, Renewables and Power | Mozambique MOF Company S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		26.50%
Integrated Gas, Renewables and Power | Mozambique LNG Marine Terminal Company S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		26.50%
Integrated Gas, Renewables and Power | NEM Solar Targetco, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | NorthStar Energy Management, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | NorthStar Energy Management Nevada, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Nuza Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Parque Fotovoltaico Alicahue Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Parque Fotovoltaico Santa Adriana Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Pilastra Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Planta solar OPDE Andaluca 3, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Portalon Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Pos Production II
Consolidation scope
Group interest, fully consolidated (as a percent)		60.00%
Integrated Gas, Renewables and Power | Pos Production III
Consolidation scope
Group interest, fully consolidated (as a percent)		70.00%
Integrated Gas, Renewables and Power | Pos Production IV
Consolidation scope
Group interest, fully consolidated (as a percent)		70.00%
Integrated Gas, Renewables and Power | Pos Production V
Consolidation scope
Group interest, fully consolidated (as a percent)		70.00%
Integrated Gas, Renewables and Power | Postigo Solar S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Quilla Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | RLA Solar SPA
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Rabiza Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Recova Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Regata Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Rosamond Raven Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Saft (Zhuhai FTZ) Batteries Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft (Zhuhai) Energy Storage Co
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft AB
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Acquisition S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft America Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft AS
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Australia PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Batterias SL
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Batterie Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Batterien GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Batteries Pte Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Batteries PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Batterijen B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Do Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft EV S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Ferak AS
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Groupe S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Hong Kong Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft India Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Japan KK
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft Nife ME Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Saft S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | SGS Antelope Valley Development, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Shop Renewable Energy, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Societe d'exploitation de centrales photovoltaiques 1
Consolidation scope
Group interest, fully consolidated (as a percent)		25.47%
Integrated Gas, Renewables and Power | Solar Carport NJ, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Sail Commercial DevCo I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Sail Commercial Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Sail Commercial MPW DevCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Sail Generate Devco I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Academia 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Always Low Prices Ct, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Always Low Prices Hi, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Arizona HMR-I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Arizona VII, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Baltimore Carney, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Baltimore Roofs, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Bay City 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Bear Creek, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Big Apple BTM, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Big Apple CDG, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Buchanan 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star California I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star California LXXV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star California LXXVI, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star California XXXV, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star California XXXVI, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star California XXXVIII, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Carbondale 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Charlotte 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Clovis Curry North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Co Co 1, LC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Co Co 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Co Co 2500, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Coastal Pirate, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Colorado II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star CRC Kern Front, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star CRC Yowlumne 1 North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star CRC Yowlumne 2 South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star CRC North Shafter, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star CRC Pier A West, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star CRC Mt. Poso, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Deer Island, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Circinus Energy S.L
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Solar Star Energy Center, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star George Gift, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Golden Empire, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Harbor, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star HD Maryland, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star HD New Jersey, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star HD New York, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Healthy 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Healthy Lake, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Herald Square 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Hernwood, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Irondale, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Kale 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Martianez Solar, S.L.U
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Solar Star Khsd, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star LA County High Desert, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star LCR Culver City, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star LCR Irvine, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star LCR LA 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star LCR LA 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star LCR Split 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star LCR Split 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Lincoln School, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star MA - Tewksbury, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Los Lunas, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Massachusetts II, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Massachusetts III, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Maxx 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Maynard 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Meridian Park West, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Mount Crawford 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Parent CRC Kern Front, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Parent CRC Mt. Poso, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Parent CRC North Shafter, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Parent CRC Pier A West, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Parent CRC Yowlumne 1 North, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Parent CRC Yowlumne 2 South, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Parkton, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Pennsauken, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Petersburg 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Philipsburg 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Prairie Holding, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Prime 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Prime 3, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Prime 4, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Prime SCK3, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star PTC 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star PTC 2, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Rancho CWD I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star River, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Serving Science, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star South Deering, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Storage Texas, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Track Cheverly, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Track Southern Ave 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Track Southern Ave 2, LLC.
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Tranquility, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Unkety Brook, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Urbana Landfill Central, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Urbana Landfill East, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Virginia Holdco, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Wholesome Portland, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solar Star Woodlands St Cr, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SolarBridge Technologies Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solarstar Ma I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Solarstar Prime I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SolarStorage Fund A, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SolarStorage Fund B, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SolarStorage Fund C, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SolarStorage Fund D, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Spinnaker Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | SPWR SS 1, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SPWR SunStrong Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower AssetCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Bobcat Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Capital Services, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Capital, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Commercial FTB Construction, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Commercial Holding Company FTB SLB Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Commercial Holding Company FTB SLB, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Corporation, Systems
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower DevCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Electrical of New York, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Energia SPA
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Energy Systems Canada Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Equity Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Foundation
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Helix I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower HoldCo, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Manufacturing Oregon, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower North America, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower NY CDG 1,LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Philippines Limited - Regional Operating Headquarters
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Residential V, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Residential VI, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Sunpower Residential VII, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Revolver HoldCo I Parent, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Revolver HoldCo I, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Systems Mexico S. de R.L. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunPower Technologies Assetco Holdings, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Swingletree Operations, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Tadiran Batteries GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Tadiran Batteries Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Temasol
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | TIEA Energie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Direct Energie Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Garonne-et-Canal Energies
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total E&P Indonesia Mentawai B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total E&P Indonesie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total E&P Mauritius Holding Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total E&P PNG 2 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total E&P Sebuku
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Energies Biogaz France
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Energy Investments Tianjin
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Gas & Power Actifs Industriels
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Gas & Power Chartering Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Gas & Power Services Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Falcon Acquisition Holdco, Inc
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Farm
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Indian Ocean Renewables
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Indian Ocean Solar Wind
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Investment Management Tianjin
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Midstream Holdings UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Solar Singapore Pte Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total SunPower Energia S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Total Tengah
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total USA International, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Total Yemen LNG Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies - Centrale Electrique Bayet
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies - Centrale Electrique Marchienne-au-Pont
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies - Centrale Electrique Pont-sur-Sambre
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies - Centrale Electrique Saint-Avold
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies - Centrale Electrique Toul
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Australia Unit Trust
Consolidation scope
Group interest, fully consolidated (as a percent)		0.00%
Control (as a percent)		75.16%
Integrated Gas, Renewables and Power | TotalEnergies Carbon Solutions
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Clientes
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies DF Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies E&P Yamal
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Electricidad y Gas Espana
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Electricite et Gaz France
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Angola Developpement
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Australia
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Australia II
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Australia III
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Barnett USA
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Holdings Australia Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Ichthys B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Ichthys Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Mozambique Area1, Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Oman Block 12 B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Oman Development B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP PNG Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Salmanov
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Singapore Pte. Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies EP Transshipment S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies ESS Flandres
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Exploration Australia Pty Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Gas & Power Asia Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Gas & Power Brazil
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Gas & Power Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Gas & Power Ltd, London, Meyrin - Geneva branch
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Gas & Power North America, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Gas Holdings Andes
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Gas Pipeline USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Gas y Electricidad Argentina S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Gaz & Electricite Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies GLNG Australia
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies GLNG Holdings Australia S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies H Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies LNG Angola
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies M Solar, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Mercado Espana
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies New Ventures USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Offshore Wind Holdings UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Offshore Wind Korea
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Power Generation France
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables Asia
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables DG Holdings Asia PTE Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables DG MEA - Assets 1 FZE
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables DG MEA FZE
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables Iberica, S.L.U
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables International
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables Latin America
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables Projects Vietnam
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Totalenergies Renewables R4 Holdco Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Totalenergies Renewables Seagreen Holdco Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables Thailand
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renewables USA, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renouvelables Antilles Guyane
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renouvelables Danemark ApS
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renouvelables France
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Renouvelables Pacific
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Solar France
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Solar Intl
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Sviluppo Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Ventures Emerging Markets
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Ventures Europe
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Ventures International
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TotalEnergies Wire 3, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TQN Hydro
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TQN Solar
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TQN Wind
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Trofeo Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | TSDG Asia Assets PTE. Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Tugboat Commercial Pledgor, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | TW2 Tugboat, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | TW3 Tugboat, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Valorene
Consolidation scope
Group interest, fully consolidated (as a percent)		66.00%
Integrated Gas, Renewables and Power | Vega Solar 1 S.A.P.I. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Vega Solar 2 S.A.P.I. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		50.83%
Integrated Gas, Renewables and Power | Vents D'Oc Centrale D Energie Renouvelable 17
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Vents D'Oc Centrale D'Energie Renouvelable 18
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Winche Solar, S.L.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Wind 1029 GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Winergy
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | WP France 21
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | WP France 25
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | WP France 27
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Zeeland Solar B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Eolienne De La Vallee Gentillesse
Consolidation scope
Group interest, fully consolidated (as a percent)		74.80%
Integrated Gas, Renewables and Power | Centrale Eolienne Rembercourt
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire APV R&D
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Eolienne Ploumoguer
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Alas
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Ardon
Consolidation scope
Group interest, fully consolidated (as a percent)		90.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Arvan
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Barbaira
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Bonnant
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Gavet
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique La Buissiere
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Miage
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Hydrolique Previnquieres
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Autoprod
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Borde Blanche
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Beauce Val de Loire
Consolidation scope
Group interest, fully consolidated (as a percent)		60.00%
Integrated Gas, Renewables and Power | Centrale Solaire Briffaut
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Cet d'Al Gouty
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Dom
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire DU Lavoir
Consolidation scope
Group interest, fully consolidated (as a percent)		60.00%
Integrated Gas, Renewables and Power | Centrale Solaire Terre du Roi
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire La Roquette
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Golbey
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Vauvoix
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire La Potence
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Larampeau
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Gatilles
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Ombrieres De Blyes
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire Lot 1
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Helio 971
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Columba Renovables S.L.U
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Cygnus Environment S.L
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Lorca
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire TQ 2
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Centrale Solaire TQ1
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Integrated Gas, Renewables and Power | Luminora Solar 5
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Abu Dhabi Gas Liquefaction Company Limited
Consolidation scope
Group interest, equity method (as a percent)		5.00%
Integrated Gas, Renewables and Power | Adani Gas Limited AGL
Consolidation scope
Group interest, equity method (as a percent)		37.40%
Integrated Gas, Renewables and Power | Adani Green Energy Ltd
Consolidation scope
Group interest, equity method (as a percent)		20.00%
Integrated Gas, Renewables and Power | Adani Green Energy Twenty Three Limited
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Adani Total Private Limited (e)
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Advanced Thermal Batteries Inc.
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Aerospatiale Batteries (ASB)
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Aerowatt Energies
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Aerowatt Energies 2
Consolidation scope
Group interest, equity method (as a percent)		51.00%
Integrated Gas, Renewables and Power | Al Kharsaa Solar Holdings B.V.
Consolidation scope
Group interest, equity method (as a percent)		49.00%
Integrated Gas, Renewables and Power | Alicante
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Alicante 2
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Altergie Territoires 3
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Amber Solar Power Cinco, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Amber Solar Power Cuatro, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Amber Solar Power Dieciseis, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Amber Solar Power Diez, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Amber Solar Power Nueve, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Amber Solar Power Quince, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Amber Solar Power Tres, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Amber Solar Power Uno, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Arctic LNG 2 LLC
Consolidation scope
Group interest, equity method (as a percent)		21.64%
Percentage of control in associate or joint venture		10.00%
Integrated Gas, Renewables and Power | ATJV Offshore
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Automotive Cells Company, S.E.
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Arctic Transshipment LLC
Consolidation scope
Group interest, equity method (as a percent)		27.46%
Integrated Gas, Renewables and Power | BioDeac S.A.S.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | BioLoie S.A.S.
Consolidation scope
Group interest, equity method (as a percent)		55.00%
Integrated Gas, Renewables and Power | BioQuercy S.A.S.
Consolidation scope
Group interest, equity method (as a percent)		66.00%
Integrated Gas, Renewables and Power | Blue Gem Wind Limited
Consolidation scope
Group interest, equity method (as a percent)		80.00%
Integrated Gas, Renewables and Power | Cameron LNG Holdings LLC
Consolidation scope
Group interest, equity method (as a percent)		16.60%
Integrated Gas, Renewables and Power | Centrale Solaire Chemin De Melette
Consolidation scope
Group interest, equity method (as a percent)		51.00%
Integrated Gas, Renewables and Power | Castille
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Centrale Solaire Merle Sud 2
Consolidation scope
Group interest, equity method (as a percent)		60.00%
Integrated Gas, Renewables and Power | Centrale Solaire Guinots
Consolidation scope
Group interest, equity method (as a percent)		60.00%
Integrated Gas, Renewables and Power | Centrale Solaire La Tastere
Consolidation scope
Group interest, equity method (as a percent)		60.00%
Integrated Gas, Renewables and Power | Centrale Photovoltaique De Merle Sud
Consolidation scope
Group interest, equity method (as a percent)		40.58%
Integrated Gas, Renewables and Power | Centrale Solaire Lodes
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Centrale Solaire Mazeran Lr
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Colon LNG Marketing S. de R. L.
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Cote d'Ivoire GNL
Consolidation scope
Group interest, equity method (as a percent)		34.00%
Integrated Gas, Renewables and Power | Centrale Solaire Estarac
Consolidation scope
Group interest, equity method (as a percent)		35.00%
Integrated Gas, Renewables and Power | Centrale Solaire Heliovale
Consolidation scope
Group interest, equity method (as a percent)		59.63%
Integrated Gas, Renewables and Power | Centrale Solaire Olinoca
Consolidation scope
Group interest, equity method (as a percent)		10.00%
Integrated Gas, Renewables and Power | ECA LNG Holdings B.V.
Consolidation scope
Group interest, equity method (as a percent)		16.60%
Integrated Gas, Renewables and Power | Energie Developpement
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Eole Champagne Conlinoise
Consolidation scope
Group interest, equity method (as a percent)		66.00%
Integrated Gas, Renewables and Power | Eolmed
Consolidation scope
Group interest, equity method (as a percent)		20.00%
Integrated Gas, Renewables and Power | Gas Del Litoral SRLCV
Consolidation scope
Group interest, equity method (as a percent)		25.00%
Integrated Gas, Renewables and Power | Gray Whale Offshore Wind Power No.1 Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Gray Whale Offshore Wind Power No.2 Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | GT R4 Holding Limited
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Gulf Total Tractebel Power Company PSJC
Consolidation scope
Group interest, equity method (as a percent)		20.00%
Integrated Gas, Renewables and Power | Hanwha Total Solar II, LLC
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Hydro Tinee
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Ichthys LNG PTY Limited
Consolidation scope
Group interest, equity method (as a percent)		26.00%
Integrated Gas, Renewables and Power | Ise Total Nanao Power Plant G.K.
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Jingdan New Energy Investment (Shanghai) Co. Ltd
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Komundo Offshore Wind Power Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | La Seauve
Consolidation scope
Group interest, equity method (as a percent)		40.00%
Integrated Gas, Renewables and Power | La Metairie Neuve
Consolidation scope
Group interest, equity method (as a percent)		25.00%
Integrated Gas, Renewables and Power | Luminora Solar cuatro, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Luminora Solar Dos, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Leuret
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Luminora Solar Tres, S.L.
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Missiles & Space Batteries Limited
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Miyako Kuzakai Solarpark G.K.
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Maxeon Solar Technologies, Pte. Ltd.
Consolidation scope
Group interest, equity method (as a percent)		27.45%
Integrated Gas, Renewables and Power | Miyagi Osato Solar Park G.K.
Consolidation scope
Group interest, equity method (as a percent)		45.00%
Integrated Gas, Renewables and Power | Maenggoldo Offshore Wind Power Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Mulilo Prieska PV (RF) Proprietary Limited
Consolidation scope
Group interest, equity method (as a percent)		27.00%
Integrated Gas, Renewables and Power | National Gas Shipping Company Limited
Consolidation scope
Group interest, equity method (as a percent)		5.00%
Integrated Gas, Renewables and Power | Northern Lights JV DA
Consolidation scope
Group interest, equity method (as a percent)		33.33%
Integrated Gas, Renewables and Power | Nigeria LNG Limited
Consolidation scope
Group interest, equity method (as a percent)		15.00%
Integrated Gas, Renewables and Power | Nouvelle Centrale Eolienne de Lastours
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Nyk Armateur S.A.S.
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Oman LNG, LLC
Consolidation scope
Group interest, equity method (as a percent)		5.54%
Integrated Gas, Renewables and Power | Parc Eolien De Coupru
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Parc Eolien Des Monts Jumeaux
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Parc Eolien du Vilipon
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Hanwha Total Solar, LLC
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Qatar Liquefied Gas Company Limited
Consolidation scope
Group interest, equity method (as a percent)		10.00%
Integrated Gas, Renewables and Power | Qatar Liquefied Gas Company Limited (II)
Consolidation scope
Group interest, equity method (as a percent)		16.70%
Integrated Gas, Renewables and Power | Quadrica
Consolidation scope
Group interest, equity method (as a percent)		51.00%
Integrated Gas, Renewables and Power | Seagreen HoldCo 1 Limited
Consolidation scope
Group interest, equity method (as a percent)		51.00%
Integrated Gas, Renewables and Power | Shams Power Company PJSC
Consolidation scope
Group interest, equity method (as a percent)		20.00%
Integrated Gas, Renewables and Power | Centrale Solaire Toiture Josse
Consolidation scope
Group interest, equity method (as a percent)		60.00%
Integrated Gas, Renewables and Power | Societe Champenoise d'Energie
Consolidation scope
Group interest, equity method (as a percent)		16.00%
Integrated Gas, Renewables and Power | Societe Economie Mixte Production Energetique Renouvelable
Consolidation scope
Group interest, equity method (as a percent)		35.92%
Integrated Gas, Renewables and Power | Solar Energies
Consolidation scope
Group interest, equity method (as a percent)		65.00%
Integrated Gas, Renewables and Power | Solar Sail, LLC
Consolidation scope
Group interest, equity method (as a percent)		50.83%
Integrated Gas, Renewables and Power | South Hook LNG Terminal Company Limited
Consolidation scope
Group interest, equity method (as a percent)		8.35%
Integrated Gas, Renewables and Power | Sunstrong Capital Holdings, LLC
Consolidation scope
Group interest, equity method (as a percent)		50.83%
Integrated Gas, Renewables and Power | SunStrong Partners, LLC
Consolidation scope
Group interest, equity method (as a percent)		50.83%
Integrated Gas, Renewables and Power | Sunzil
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Tianneng Saft Energy Joint Stock Company
Consolidation scope
Group interest, equity method (as a percent)		40.00%
Integrated Gas, Renewables and Power | Total Eren
Consolidation scope
Group interest, equity method (as a percent)		29.60%
Percentage of control in associate or joint venture		5.80%
Integrated Gas, Renewables and Power | Total Eren Holding
Consolidation scope
Group interest, equity method (as a percent)		33.86%
Integrated Gas, Renewables and Power | Total Strong, LLC
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | TQN Solar Nogara
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Total Shenergy LNG (Shanghai) Co., Ltd.
Consolidation scope
Group interest, equity method (as a percent)		49.00%
Integrated Gas, Renewables and Power | Total Tractebel Emirates O & M Company
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Total Tractebel Emirates Power Company
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Transportadora de Gas del Mercosur S.A.
Consolidation scope
Group interest, equity method (as a percent)		32.68%
Integrated Gas, Renewables and Power | TSGF SPA
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | TotalEnergies LNG Angola
Consolidation scope
Group interest, equity method (as a percent)		13.60%
Integrated Gas, Renewables and Power | TotalEnergies Renouvelables Nogara
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Ulsan Floating Offshore Wind Power Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Integrated Gas, Renewables and Power | Vertigo
Consolidation scope
Group interest, equity method (as a percent)		25.00%
Integrated Gas, Renewables and Power | Yamal LNG
Consolidation scope
Group interest, equity method (as a percent)		29.73%
Percentage of control in associate or joint venture		20.02%
Integrated Gas, Renewables and Power | Yemen LNG Company Limited
Consolidation scope
Group interest, equity method (as a percent)		39.62%
Integrated Gas, Renewables and Power | Yunlin Holding Gmbh
Consolidation scope
Group interest, equity method (as a percent)		23.00%
Refining & Chemicals | Appryl S.N.C
Consolidation scope
Group interest, fully consolidated (as a percent)		50.00%
Refining & Chemicals | Atlantic Trading and Marketing Financial Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Atlantic Trading and Marketing Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Balzatex S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Barry Controls Aerospace S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | BASF Total Petrochemicals LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		40.00%
Refining & Chemicals | Bay Junction Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Borrachas Portalegre Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | BOU Verwaltungs GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Catelsa-Caceres S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Cie Tunisienne du Caoutchouc S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Composite Industrie Maroc S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Composite Industrie S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Cosden, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | COS-MAR Company
Consolidation scope
Group interest, fully consolidated (as a percent)		50.00%
Refining & Chemicals | Cray Valley (Guangzhou) Chemical Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Cray Valley Czech
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Cray Valley HSC Asia Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Cray Valley Italia S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Cray Valley S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | CSSA - Chartering and Shipping Services S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Espa S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Ethylene Est
Consolidation scope
Group interest, fully consolidated (as a percent)		99.98%
Refining & Chemicals | Feluy Immobati
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Fina Pipeline Co
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | FINA Technology, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Gasket (Suzhou) Valve Components Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Gasket International S.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Grande Paroisse S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | HBA Hutchinson Brasil Automotive Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson (UK) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson (Wuhan) Automotive Rubber Products Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Aeronautique & Industrie Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Aerospace & Industry Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Aerospace GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Aftermarket USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Antivibration Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Automotive Systems Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Autopartes Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Borrachas de Portugal Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson d.o.o Ruma
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Do Brasil S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Fluid Management Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Holding GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Holdings UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Iberia S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Industrial Rubber Products (Suzhou) Company, Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Industrias Del Caucho SAU
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Industries Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Japan Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Korea Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Maroc S.A.R.L. AU
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Poland SP ZO.O.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Polymers S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Porto
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Precision Sealing Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Research & Innovation Singapore PTE. Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Rubber Products Private Limited Inde
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson S.R.L. (Italie)
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson S.R.L. (Roumanie)
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Sales Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Seal De Mexico S.A. de CV.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Sealing Systems Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson SRO
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Stop - Choc GmbH & CO. KG
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Suisse S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Transferencia de Fluidos S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Tunisie S.A.R.L.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Hutchinson Vietnam Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Industrias Tecnicas De La Espuma SL
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Industrielle Desmarquoy S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Jehier S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		99.89%
Refining & Chemicals | Joint Precision Rubber
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | KTN Kunststofftechnik Nobitz GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Le Joint Francais S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Legacy Site Services Funding Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Legacy Site Services LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Les Stratifies S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Lone Wolf Land Company
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Machen Land Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Mide Technology Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Naphtachimie
Consolidation scope
Group interest, fully consolidated (as a percent)		50.00%
Refining & Chemicals | Olutex Oberlausitzer Luftfahrttextilien GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Pamargan (Malta) Products Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Pamargan Products Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Paulstra S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | PFW Aerospace GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | PFW Havacilik Sanayi ve Dis Ticaret Limited Sirtketi
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | PFW Uk Machining Ltd.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Polyblend GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Resilium
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Retia
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Retia USA LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Societe Bearnaise De Gestion Industrielle
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Southeast Texas Pipelines LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		40.00%
Refining & Chemicals | Stillman Seal Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Stop-Choc (UK) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Synova
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Techlam S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Thermal Control Systems Automotive Sasu
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Total Activites Maritimes
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Total Atlantic Trading Mexico SA De CV
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Total Energy Marketing A/S
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Total Opslag En Pijpleiding Nederland NV
Consolidation scope
Group interest, fully consolidated (as a percent)		55.00%
Refining & Chemicals | Total Petrochemicals (Shangai) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Belgium Services
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Laffan Refinery Holdco
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Laffan Refinery Holdco II B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Marketing Deutschland GmbH Refining
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Olefins Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies One Tech Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Development Feluy
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Ecaussinnes
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Feluy
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Petrochemicals France
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Hong Kong Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Petrochemicals Iberica
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Petrochemicals UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Pipeline USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Polymers Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Raffinage Chimie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Raffinage France
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Raffinerie Mitteldeutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Refinery Antwerp
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Refinery Port Arthur, LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Refining & Chemicals Saudi Arabia
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Renewable Fuels USA
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Splitter USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Trading Asia Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Trading Canada LP
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Trading Europe
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Trading Holdings Canada Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Trading Products S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TotalEnergies Trading Storage S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | TOTSA TotalEnergies Trading S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Transalpes S.N.C.
Consolidation scope
Group interest, fully consolidated (as a percent)		67.00%
Refining & Chemicals | Trans-Ethylene
Consolidation scope
Group interest, fully consolidated (as a percent)		99.98%
Refining & Chemicals | Vibrachoc S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Refining & Chemicals | Zeeland Refinery NV
Consolidation scope
Group interest, fully consolidated (as a percent)		55.00%
Refining & Chemicals | Bayport Polymers LLC
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Refining & Chemicals | Buckeye Products Pileline LP
Consolidation scope
Group interest, equity method (as a percent)		14.66%
Refining & Chemicals | Gulf Coast Pipeline LP
Consolidation scope
Group interest, equity method (as a percent)		14.66%
Refining & Chemicals | Hanwha Total Petrochemical Co. Limited
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Refining & Chemicals | Laffan Refinery Company Limited
Consolidation scope
Group interest, equity method (as a percent)		10.00%
Refining & Chemicals | Laffan Refinery Company Limited 2
Consolidation scope
Group interest, equity method (as a percent)		10.00%
Refining & Chemicals | LaPorte Pipeline Company LP
Consolidation scope
Group interest, equity method (as a percent)		19.96%
Refining & Chemicals | LaPorte Pipeline GP LLC
Consolidation scope
Group interest, equity method (as a percent)		19.96%
Refining & Chemicals | Qatar Petrochemical Company Q.S.C. (QAPCO)
Consolidation scope
Group interest, equity method (as a percent)		20.00%
Refining & Chemicals | Qatofin Company Limited
Consolidation scope
Group interest, equity method (as a percent)		49.09%
Refining & Chemicals | San Jacinto Rail Limited
Consolidation scope
Group interest, equity method (as a percent)		17.00%
Refining & Chemicals | Saudi Aramco Total Refining & Petrochemical Company
Consolidation scope
Group interest, equity method (as a percent)		37.50%
Refining & Chemicals | Societe du Pipeline Sud-Europeen
Consolidation scope
Group interest, equity method (as a percent)		35.14%
Refining & Chemicals | SPA Sonatrach Total Entreprise de Polymeres
Consolidation scope
Group interest, equity method (as a percent)		49.00%
Refining & Chemicals | Total Corbion PLA B.V.
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Refining & Chemicals | Totseanergy
Consolidation scope
Group interest, equity method (as a percent)		49.00%
Marketing & Services | Alvea
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Antilles Gaz
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Argedis
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | AS 24
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | AS24 Belgie N.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | AS24 Espanola S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | AS24 Fuel Cards Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | AS24 Lithuanie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | AS24 Polska SP ZO.O.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | AS24 Tankservice GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Charvet La Mure Bianco
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Compagnie Petroliere de l'Ouest - CPO
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Cristal Marketing Egypt
Consolidation scope
Group interest, fully consolidated (as a percent)		84.62%
Marketing & Services | Elf Oil UK Aviation Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Elf Oil UK Properties Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Fioulmarket.fr
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Gapco Kenya Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Gapco Tanzania Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Guangzhou Elf Lubricants Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		77.00%
Marketing & Services | Gulf Africa Petroleum Corporation
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Lubricants Vietnam Holding Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Progeres S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Quimica Vasca S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Servauto Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Societe d'exploitation de l'usine de Rouen
Consolidation scope
Group interest, fully consolidated (as a percent)		98.98%
Marketing & Services | Societe mahoraise de stockage de produits petroliers
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Societe Urbaine des Petroles
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Source London Mobility Solutions Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Stedis
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total (Fiji) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Additifs et Carburants Speciaux
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Bitumen UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Botswana (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		50.10%
Marketing & Services | Total Brasil Distribuidora Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Cambodge
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Ceska Republika S.R.O.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total China Investment Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Corse
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Egypt
Consolidation scope
Group interest, fully consolidated (as a percent)		84.62%
Marketing & Services | Total Especialidades Argentina
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Fluides
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Glass Lubricants Europe GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Jamaica Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Jordan PSC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Liban
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Lubricants (China) Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		77.00%
Marketing & Services | Total Lubricants Taiwan Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		63.00%
Marketing & Services | Total Lubrifiants
Consolidation scope
Group interest, fully consolidated (as a percent)		99.98%
Marketing & Services | Total Lubrifiants Service Automobile
Consolidation scope
Group interest, fully consolidated (as a percent)		99.98%
Marketing & Services | Total Luxembourg S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Marketing Egypt
Consolidation scope
Group interest, fully consolidated (as a percent)		84.62%
Marketing & Services | Total Marketing Gabon
Consolidation scope
Group interest, fully consolidated (as a percent)		90.00%
Marketing & Services | Total Marketing Middle East Free Zone
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Marketing Tchad
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Marketing Uganda
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Mexico S.A. de C.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Niger S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Oil India Private Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Outre-Mer
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Pacifique
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Petroleum (Shanghai) Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Petroleum Ghana Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		76.74%
Marketing & Services | Total Polska
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Polynesie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Proxi Energies Nord Est
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Specialties USA Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Swaziland (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		50.10%
Marketing & Services | Total Tianjin Manufacturing Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		77.00%
Marketing & Services | Total Togo
Consolidation scope
Group interest, fully consolidated (as a percent)		76.72%
Marketing & Services | Total Turkey Pazarlama
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total UAE LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Ukraine LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Vietnam Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Total Vostok
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Aviation
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Aviation Suisse S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Aviation Zambia Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Bitumen Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Diesel Comercio e Transportes Brasil Ltda
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Holdings Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Lubrifiants Algerie SPA
Consolidation scope
Group interest, fully consolidated (as a percent)		78.90%
Marketing & Services | TotalEnergies Marine Fuels Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing & Services
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing (Hubei) Co., Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing African Holdings Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Asia-Pacific Middle East Pte. Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Burkina
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Cameroun S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		67.01%
Marketing & Services | TotalEnergies Marketing Caraibes
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Congo
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Cote d'Ivoire
Consolidation scope
Group interest, fully consolidated (as a percent)		72.99%
Marketing & Services | TotalEnergies Marketing Denmark A/S
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Espana, S.A.U.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Ethiopia Share Company
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing France
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Guadeloupe
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Guinea Ecuatorial
Consolidation scope
Group interest, fully consolidated (as a percent)		70.00%
Marketing & Services | TotalEnergies Marketing Guinee
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Holdings Africa
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Holdings Asia
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Holdings India
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Italia SpA
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Kenya PLC
Consolidation scope
Group interest, fully consolidated (as a percent)		93.96%
Marketing & Services | TotalEnergies Marketing Madagasikara S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		79.44%
Marketing & Services | TotalEnergies Marketing Malawi Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Mali
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Maroc
Consolidation scope
Group interest, fully consolidated (as a percent)		55.00%
Marketing & Services | TotalEnergies Marketing Mauritius Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		55.00%
Marketing & Services | TotalEnergies Marketing Mayotte
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Mozambique S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Namibia (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		50.10%
Marketing & Services | TotalEnergies Marketing Nederland NV
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Nigeria PLC
Consolidation scope
Group interest, fully consolidated (as a percent)		61.72%
Marketing & Services | TotalEnergies Marketing Puerto Rico
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing RDC
Consolidation scope
Group interest, fully consolidated (as a percent)		60.00%
Marketing & Services | TotalEnergies Marketing Reunion
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Romania S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Senegal
Consolidation scope
Group interest, fully consolidated (as a percent)		69.14%
Marketing & Services | TotalEnergies Marketing South Africa (Pty) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		50.10%
Marketing & Services | TotalEnergies Marketing Tanzania Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Tunisie
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Uganda Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing UK Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Zambia Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Marketing Zimbabwe (Private) Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		80.00%
Marketing & Services | TotalEnergies Singapore Services Pte Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Supply Marketing Services S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | TotalEnergies Warme&Kraftstoff Deutschland GmbH
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Totalgaz Vietnam LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Upbeatprops 100 PTY Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		50.10%
Marketing & Services | V Energy S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Marketing & Services | Aristea
Consolidation scope
Group interest, equity method (as a percent)		51.00%
Marketing & Services | Arteco
Consolidation scope
Group interest, equity method (as a percent)		49.99%
Marketing & Services | Clean Energy
Consolidation scope
Group interest, equity method (as a percent)		19.09%
Marketing & Services | National Petroleum Refiners Of South Africa (PTY) Limited
Consolidation scope
Group interest, equity method (as a percent)		18.22%
Marketing & Services | Saudi Total Petroleum Products
Consolidation scope
Group interest, equity method (as a percent)		51.00%
Marketing & Services | S-Oil Total Lubricants Company Limited
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Marketing & Services | South Asia LPG Private Limited
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Marketing & Services | Tas'Helat Marketing Company
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Marketing & Services | Total Freeport Corporation
Consolidation scope
Group interest, equity method (as a percent)		51.00%
Marketing & Services | Total Parco Pakistan Limited
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Marketing & Services | Total Philippines Corporation
Consolidation scope
Group interest, equity method (as a percent)		51.00%
Marketing & Services | Total Sinochem Fuels Company Limited
Consolidation scope
Group interest, equity method (as a percent)		49.00%
Marketing & Services | Total Sinochem Oil Company Limited
Consolidation scope
Group interest, equity method (as a percent)		49.00%
Marketing & Services | Trapil
Consolidation scope
Group interest, equity method (as a percent)		5.50%
Marketing & Services | TotalEnergies Marketing Angola S.A.
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Marketing & Services | TotalEnergies Three Gorges Charging Services (Hubei) Co., Ltd
Consolidation scope
Group interest, equity method (as a percent)		50.00%
Corporate | Albatros
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Elf Aquitaine Fertilisants
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Elf Aquitaine Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Elf Forest Products LLC
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Omnium Reinsurance Company S.A.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Pan Insurance Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Septentrion Participations
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Socap S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Societe Civile Immobiliere CB2
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Sofax Banque
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Petrochemicals & Refining USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies American Services Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Capital
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Capital Canada Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Capital International
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Corporate Management (Beijing) Company Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Digital Factory
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Consulting
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Delaware, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Developpement Regional S.A.S.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies EP Gestion Filiales
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Finance
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Finance Corporate Services Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Finance International B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Finance USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Funding Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Gestion USA
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Global Financial Services
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Global Human Resources Services
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Global Information Technology Services Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)		99.98%
Corporate | TotalEnergies Holding Allemagne
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Holdings
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Holdings Europe
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Holdings International B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Holdings UK Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Holdings USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Investments
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Marketing Holding Nederland B.V.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies One Tech
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Participations
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Petrochemicals & Refining (Holding)
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Facilities Management Services (TFMS)
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Global IT Services (TGITS)
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Global Procurement (TGP)
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Global Procurement Belgium S.A. (TGPB)
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Global Services Bucharest
Consolidation scope
Group interest, fully consolidated (as a percent)		99.01%
Corporate | Total Global Services Philippines
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total International NV
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Learning Solutions (TLS)
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Operations Canada Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Overseas Holding (PTY) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | Total Resources (Canada) Limited
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Security USA, Inc.
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Treasury
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies Treasury Belgium
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%
Corporate | TotalEnergies UK Finance Ltd
Consolidation scope
Group interest, fully consolidated (as a percent)		100.00%